RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE - Disclosure of loan receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Beginning balance	$ 140,000	$ 0
Loan receivable		140,000
Loan receivable - addition	35,000
Principal Payments	(7,562)	0
Ending balance	167,438	140,000
Current portion	47,830	24,752	$ 0
Non-current portion	$ 119,608	$ 115,248	$ 0